Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Non- current assets
Intangible Assets	$ 8,519,098	$ 4,598,930
Fixed Assets	1,142,082	8,918
Goodwill	251,440
Right-of-use of assets	43,806
Other Non-Current receivables	8,763,027
Total non-current assets	18,719,453	4,607,848
Current assets
Cash and cash equivalents	2,527,673	1,081,808
Short-term investments	306,034
Trade receivables	361,097
Other receivables	1,330,177
Prepayments	341,107	2,061
Inventories	465,748
Total current assets	5,331,836	1,083,869
TOTAL ASSETS	24,051,289	5,691,717
Equity
Share capital	375,641	310,000
Share premium	66,996,982	7,290,000
Shares to be issued	3,068
Equity settled share-based payment	1,335,253	838,576
Cumulative translation adjustment	18,112
Accumulated deficit	(58,623,123)	(6,834,243)
Total equity	10,105,933	1,604,333
Current liabilities
Accounts payable	7,479,614	1,226,213
Financial debts	2,546,243
Other current liabilities	1,685,645	1,171
Warrants liabilities	887,689
Simply Agreement for Future Equity (“SAFE”)		2,860,000
Total current liabilities	12,599,191	4,087,384
Non-current liabilities
Financial debt	99,046
Other non-current liabilities	175,312
Deferred Tax Liability	1,071,807
Total non-current liabilities	1,346,165
TOTAL LIABILITIES	13,945,356	4,087,384
TOTAL LIABILITIES AND EQUITY	$ 24,051,289	$ 5,691,717